1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Inventories
Pre-tax non-cash provision (benefit) for slow-moving and obsolete inventories	$ 14,033	$ (10,363)
Property and Equipment
Depreciation expense	20,269	23,874
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	620,000	1,112,000
Patents
Accumulated amortization	0	718,684
Amortization expense	3,099	33,731
Research and Development
Research and development expense reimbursements	$ 80,023	$ 195,676